Subsequent Event - Additional Information (Detail) - Subsequent Event [Member] - USD ($)	Feb. 23, 2018	Feb. 07, 2018
Subsequent Event [Line Items]
Reimbursement amount to Plaintiff		$ 610,312.40
Minimum [Member]
Subsequent Event [Line Items]
Loss contingency, damages sought value	$ 1,000,000